Acquisitions - Summary of Total Consideration to Tangible and Intangible Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Sep. 01, 2023
Business Acquisition [Line Items]
Operating lease ROU assets	$ 452,547	$ 419,138
Operating lease liabilities, net of current portion	$ (350,616)	$ (321,715)
Gateway Supply Company, Inc. [Member]
Business Acquisition [Line Items]
Accounts receivable			$ 21,159
Inventories			37,098
Other current assets			319
Property and equipment			3,213
Operating lease ROU assets			15,737
Goodwill			25,086
Intangibles			44,000
Other assets			86
Current portion of lease liabilities			(3,633)
Accounts payable			(8,306)
Accrued expenses and other current liabilities			(4,934)
Operating lease liabilities, net of current portion			(12,434)
Finance lease liabilities, net of current portion			(1,431)
Other liabilities			(13,417)
Total			$ 102,543